PGIM Nasdaq-100 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 111.5%
Affiliated Mutual Fund 0.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $9,344)(wb)	9,344	$9,344
Options Purchased*~ 111.3%
(cost $6,169,463)		6,994,049

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.5% (cost $6,178,807)		7,003,393
Options Written*~ (11.5)%
(premiums received $373,444)		(718,694)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,805,363)		6,284,699
Liabilities in excess of other assets(z) (0.0)%		(2,559)

Net Assets 100.0%		$6,282,140

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$4.69		123		12	$6,875,049
Invesco QQQ ETF Trust	Put	03/31/26	$468.92		123		12	119,000
Total Options Purchased (cost $6,169,463)								$6,994,049
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$551.22		123		12	$(656,553)
Invesco QQQ ETF Trust	Put	03/31/26	$412.65		123		12	(62,141)
Total Options Written (premiums received $373,444)								$(718,694)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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